INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 55.8	$ 38.3
Deferred income tax	(11.7)	(7.9)
Total income tax expense	44.1	30.4
Domestic Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	2.9	3.1
Deferred income tax - origination and reversal of temporary differences	0.0	(22.6)
Foreign Country
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	52.9	35.2
Deferred income tax - origination and reversal of temporary differences	$ (11.7)	$ 14.7